Cash and cash equivalents (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Current bank accounts	SFr 385.5	SFr 382.6
Digital wallets	20.2	13.5
Fixed deposits	799.8	623.7
Cash and cash equivalents	1,205.6	1,019.9
Restricted cash and cash equivalents	SFr 0.9	SFr 0.9